UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Fiszel
Title:    Chief Executive Officer
Phone:    (646) 289-7777


Signature, Place and Date of Signing:


/s/ David Fiszel                   New York, NY               August 14, 2007
---------------------       ------------------------    ------------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total: $337,401
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number             Name

1         028-11039                        Rhombus Capital Partners, L.P.
2         028-11040                        Rhombus Capital Overseas Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (x1000)  PRN AMT  PRN  CALL   DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                  --------------    -----       -------  -------  ---  ----   ----------  ----   ----     ------  ----
AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105    3,097    50,000   SH         SOLE                50,000  0       0
AMERICAN TOWER CORP             CL A              029912201   12,600   300,000   SH  CALL   SOLE               300,000  0       0
AT&T INC                        COM               00206R102   13,903   335,000   SH         SOLE               335,000  0       0
AVANEX CORP                     COM               05348W109    1,350   750,000   SH         SOLE               750,000  0       0
CBS CORP NEW                    CL B              124857202   16,660   500,000   SH         SOLE               500,000  0       0
CIENA CORP                      COM NEW           171779309    9,936   275,000   SH         SOLE               275,000  0       0
COMCAST CORP NEW                CL A              20030N101   26,152   930,000   SH         SOLE               930,000  0       0
CORNING INC                     COM               219350105   12,775   500,000   SH  CALL   SOLE               500,000  0       0
DISCOVERY HOLDING CO            CL A COM          25468Y107    3,449   150,000   SH         SOLE               150,000  0       0
ECHOSTAR COMMUNICATIONS NEW     CL A              278762109    8,674   200,000   SH         SOLE               200,000  0       0
FOUNDRY NETWORKS INC            COM               35063R100    7,497   450,000   SH         SOLE               450,000  0       0
GOOGLE INC                      CL A              38259P508   13,068    25,000   SH         SOLE                25,000  0       0
LIBERTY GLOBAL INC              COM SER C         530555309   19,650   500,000   SH         SOLE               500,000  0       0
LIBERTY MEDIA HLDG CORP         INT COM SER A     53071M104   11,165   500,000   SH         SOLE               500,000  0       0
LIBERTY MEDIA HLDG CORP         INT COM SER A     53071M104   35,304   300,000   SH  CALL   SOLE               300,000  0       0
LODGENET ENTMT CORP             COM               540211109    8,496   265,000   SH         SOLE               265,000  0       0
METROPCS COMMUNICATIONS INC     COM               591708102    5,970   180,700   SH         SOLE               180,700  0       0
NEWS CORP                       CL A              65248E104   10,605   500,000   SH         SOLE               500,000  0       0
NII HLDGS INC                   CL B NEW          62913F201   18,167   225,000   SH         SOLE               225,000  0       0
PAETEC HOLDING CORP             COM               695459107    9,113   807,202   SH         SOLE               807,202  0       0
POWERWAVE TECHNOLOGIES INC      COM               739363109    2,345   350,000   SH         SOLE               350,000  0       0
SPDR TR                         UNIT SER 1        78462F103   30,086   200,000   SH  PUT    SOLE               200,000  0       0
TIME WARNER CABLE INC           CL A              88732J108   17,001   434,028   SH         SOLE               434,028  0       0
VIACOM INC NEW                  CL B              92553P201   10,408   250,000   SH         SOLE               250,000  0       0
VIRGIN MEDIA INC                COM               92769L101    4,630   190,000   SH         SOLE               190,000  0       0
WPP GROUP PLC                   SPON ADR 0905     929309409    6,309    84,400   SH         SOLE                84,400  0       0
YAHOO INC                       COM               984332106    5,426   200,000   SH  CALL   SOLE               200,000  0       0
YAHOO INC                       COM               984332106   13,565   500,000   SH  CALL   SOLE               500,000  0       0


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